Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Registrant Name	SUNAMERICA INCOME FUNDS
Central Index Key	0000795307
Amendment Flag	false
Document Creation Date	Jul. 30, 2018
Document Effective Date	Jul. 30, 2018
Prospectus Date	Jul. 30, 2018
Class A & C Prospectus | AIG U.S. Government Securities Fund | Class A
Prospectus:
Trading Symbol	SGTAX
Class A & C Prospectus | AIG U.S. Government Securities Fund | Class C
Prospectus:
Trading Symbol	NASBX
Class A, B, C, & W Prospectus | AIG Strategic Bond Fund | Class A
Prospectus:
Trading Symbol	SDIAX
Class A, B, C, & W Prospectus | AIG Strategic Bond Fund | Class B
Prospectus:
Trading Symbol	SDIBX
Class A, B, C, & W Prospectus | AIG Strategic Bond Fund | Class C
Prospectus:
Trading Symbol	NAICX
Class A, B, C, & W Prospectus | AIG Strategic Bond Fund | Class W
Prospectus:
Trading Symbol	SDIWX
Class A, C, & W Prospectus | AIG Flexible Credit Fund | Class A
Prospectus:
Trading Symbol	SHNAX
Class A, C, & W Prospectus | AIG Flexible Credit Fund | Class C
Prospectus:
Trading Symbol	SHNCX
Class A, C, & W Prospectus | AIG Flexible Credit Fund | Class W
Prospectus:
Trading Symbol	SHNWX
Class T Prospectus | AIG U.S. Government Securities Fund | Class T
Prospectus:
Trading Symbol	NASTX
Class T Prospectus | AIG Strategic Bond Fund | Class T
Prospectus:
Trading Symbol	SBFTX
Class T Prospectus | AIG Flexible Credit Fund | Class T
Prospectus:
Trading Symbol	SHNTX